Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense			$ 115,373
Under / (over) provision for income taxes in prior financial years	16,830	(43,790)	115,373
Provision for income taxes	$ 16,830	$ (43,790)	$ 115,373